[RIVERNORTH LETTERHEAD]

August 12, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	RiverNorth Funds, File Nos. 333-136185; 811-21934
Rule 497(j) Certifications

Ladies & Gentlemen:

The undersigned officer of RiverNorth Funds (the “Trust”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, that:

1.
The forms of the Prospectus and Statement of Additional Information for the RiverNorth Core Opportunity Fund series of the Trust that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 28 to Form N-1A filed by the Trust on August 11, 2014.

2.	The text of Post-Effective Amendment No. 28 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on August 11, 2014.

RiverNorth Funds

By:	/s/ Patrick W. Galley
Patrick W. Galley
President